Fair Value Measurements Classes of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents	$ 104,443	$ 67,585
Available-for-sale equity securities	129,413	136,023
Trading securities - equity	21,831	25,970
Trading securities - debt	36,491	29,050
Foreign currency forward contracts	159	158
Total financial assets	292,337	258,786
Interest Rate Swap	5,061	11,178
Acquisition-related future consideration liabilities	6,489	11,759
Other liabilities	1,120	1,015
Total financial liabilities	12,670	23,952
Level 1 [Member]
Cash and cash equivalents	104,443	67,585
Available-for-sale equity securities	81,550	102,493
Trading securities - equity	11,925	9,194
Trading securities - debt	0	614
Foreign currency forward contracts	0	0
Total financial assets	197,918	179,886
Interest Rate Swap	0	0
Acquisition-related future consideration liabilities	0	0
Other liabilities	1,118	1,015
Total financial liabilities	1,118	1,015
Level 2 [Member]
Cash and cash equivalents	0	0
Available-for-sale equity securities	47,863	33,530
Trading securities - equity	9,906	16,776
Trading securities - debt	36,491	28,436
Foreign currency forward contracts	159	158
Total financial assets	94,419	78,900
Interest Rate Swap	5,061	11,178
Acquisition-related future consideration liabilities	0	0
Other liabilities	2	0
Total financial liabilities	5,063	11,178
Level 3 [Member]
Cash and cash equivalents	0	0
Available-for-sale equity securities	0	0
Trading securities - equity	0	0
Trading securities - debt	0	0
Foreign currency forward contracts	0	0
Total financial assets	0	0
Interest Rate Swap	0	0
Acquisition-related future consideration liabilities	6,489	11,759
Other liabilities	0	0
Total financial liabilities	$ 6,489	$ 11,759